INVESTMENTS (Details Narrative)	6 Months Ended
Jun. 30, 2024 USD ($) shares
Publicly Listed Company [member]
Disclosure of detailed information about investment property [line items]
Number of common shares holds | shares	1,428,571
Common shares holding value | $	$ 500,000
Private Company [member]
Disclosure of detailed information about investment property [line items]
Number of common shares holds | shares	50,000
Common shares holding value | $	$ 100,000